Goodwill (Tables)	6 Months Ended
Jun. 30, 2011
Goodwill
	June 30,	December 31,
	2011	2010
	(in thousands)

Opening balance	$175,860	$173,568
Current period acquisitions	39,718	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	4,033	(3,752)

Closing balance	$219,611	$175,860

Oxford Outcomes Limited
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$51,227

Timaq Medical Imaging
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823